ACCRUED EXPENSES (Tables)	9 Months Ended	12 Months Ended
	Jul. 31, 2022	Dec. 31, 2021	Oct. 31, 2021
SUMMARY OF ACCRUED EXPENSES

The following table summarizes accrued expenses included in the condensed consolidated balance sheets (in thousands):

	July 31, 2022	October 31, 2021

Salaries and other compensation	$116	$55
Vendors	851	1,968
Professional fees	343	613
Other	200	200
Total accrued expenses	$1,510	$2,836

The following table represents the major components of accrued expenses (in thousands):

	October 31,
	2021	2020
Salaries and other compensation	$55	$737
Vendors	2,168	671
Professional fees	613	329
Total accrued expenses	$2,836	$1,737

Ayala Pharmaceuticals Inc [Member]
SUMMARY OF ACCRUED EXPENSES

	December 31,	December 31,
	2021	2020
	(in thousands)
Accrued Professional Fees	$291	$657
Accrued Research and Development Expenses	56	101
Tax Provision	1,150	780
Accrued Payroll and Employee Benefits	1,761	1,613
Total Accrued Expenses	$3,258	$3,151